THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln National Variable Annuity Account E
The American Legacy®

Lincoln National Variable Annuity Account H
American Legacy® II, American Legacy® III, American Legacy® III B Class
American Legacy® III C Share, American Legacy® III View, American Legacy® Design
American Legacy® Series, American Legacy® Fusion, American Legacy® Advisory
American Legacy Shareholder’s Advantage®, American Legacy Shareholder’s Advantage® A Class,
American Legacy® Signature

Lincoln Life Variable Annuity Account N
Lincoln ChoicePlusSM Product Suite, Lincoln ChoicePlusSM II Product Suite
Lincoln ChoicePlus AssuranceSM (A Share/A Class), Lincoln ChoicePlus AssuranceSM (B Class)
Lincoln ChoicePlus AssuranceSM (B Share), Lincoln ChoicePlus AssuranceSM (C Share)
Lincoln ChoicePlus AssuranceSM (L Share), Lincoln ChoicePlusSM Design
Lincoln ChoicePlus AssuranceSM Series, Lincoln ChoicePlus AssuranceSM (Prime)
Lincoln ChoicePlusSM Rollover, Lincoln ChoicePlusSM Signature
Lincoln ChoicePlusSM Fusion, Lincoln ChoicePlusSM Advisory
Lincoln InvestmentSolutionsSM

Prospectus Supplement dated December 14, 2023 to the
Updating Summary Prospectus for Current Contractowners dated May 1, 2023

This supplement to the summary prospectus for your individual variable annuity contract discusses an increase to the fee rate for certain riders offered under your Contract. All other provisions in your prospectus remain unchanged.

OVERVIEW

For Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected prior to May 21, 2018, and for all 4LATER® Advantage (Managed Risk) riders, the current initial annual charge will be increased from 1.05% to 1.25% (single life option) and from 1.25% to 1.50% (joint life option). The fee increase will be effective beginning March 18, 2024, and will only be applicable: (a) if the Protected Income Base increases as a result of an Enhancement after the tenth Benefit Year anniversary; or (b) upon the earlier of (1) the next Account Value Step-up of the Protected income Base or (2) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000.

•	Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected prior to May 21, 2018;
•	4LATER® Advantage (Managed Risk).
You may be able to opt out of the event that causes the fee increase by contacting us in writing or by telephone. Opt out details are discussed in your prospectus.

Please keep this supplement for future reference.